Subsequent Events	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events

11. Subsequent Events

The Company has completed an evaluation of all subsequent events through December 4, 2020, the date its condensed consolidated financial statements were available to be reissued.

On September 7, 2020 the Company entered into an agreement and plan of merger (as amended, modified, supplemented or waived, the “Merger Agreement”), with Conyers Park II Acquisition Corp., now known as Advantage Solutions Inc. (“Conyers Park”), CP II Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Conyers Park (“Merger Sub”), and Karman Topco L.P., a Delaware limited partnership (“Topco”).

In September 2020 and in connection with its entry into the Merger Agreement, Conyers Park entered into subscription agreements (collectively, the “Subscription Agreements”) pursuant to which certain investors, including the CP Sponsor and participating equityholders of Topco (the “Advantage Sponsors”), agreed to purchase Common Stock at a purchase price of $10.00 per share (the “PIPE Investment”).

On October 27, 2020, Conyers Park held a special meeting of stockholders (the “Special Meeting”), at which the Conyers Park stockholders considered and adopted, among other matters, a proposal to approve the business combination, including (a) adopting the Merger Agreement and (b) approving the other transactions contemplated by the Merger Agreement and related agreements. Pursuant to the terms of the Merger Agreement, following the Special Meeting, on October 28, 2020 (the “Closing Date”), Merger Sub was merged with and into the Company with the Company being the surviving company in the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). On the Closing Date, the PIPE Investment was consummated, and 85,540,000 shares of Common Stock were sold for aggregate gross proceeds of $855.4 million. Of the 85,540,000, the CP Sponsor and the Advantage Sponsors acquired 35,540,000 shares of Common Stock, and other purchasers acquired 50,000,000 shares of Common Stock.

Holders of 32,114,818 shares of Conyers Park’s Class A common stock (“Common Stock”) sold in its initial public offering properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Conyers Park’s initial public offering, calculated as of two business days prior to the consummation of the business combination, $10.06 per share, or $323.1 million in the aggregate (collectively, the “Redemptions”).

As a result of the Merger, among other things, pursuant to the Merger Agreement, Conyers Park issued to Topco, as sole stockholder of Advantage prior to the Merger, an aggregate consideration equal to (a) 203,750,000 shares of Common Stock, and (b) 5,000,000 shares of Common Stock that will remain subject to forfeiture unless and until vesting upon the achievement of a market performance condition.

After giving effect to the Transactions, the Redemptions, and the consummation of the PIPE Investment, there were currently 313,425,182 shares of Common Stock issued and outstanding as of the Closing Date. The Common Stock and outstanding warrants of Conyers Park (renamed “Advantage Solutions Inc.”) commenced trading on the Nasdaq Stock Market under the symbols “ADV” and “ADVWW”, respectively, on October 29, 2020.

As noted above, an aggregate of $323.1 million was paid from the Conyers Park’s trust account to holders in connection with the Redemption, and the remaining balance immediately prior to the closing of the Transactions of approximately $131.2 million remained in the trust account. The remaining amount in the trust account, combined with funds the New Senior Secured Credit Facilities, was used to fund the Transactions, including the entry into.

In connection with the Merger, the Company repaid and terminated the Credit Facilities, at a total cost of $86.0 million. This amount was repaid by the Company in a combination of (i) cash on hand, (ii) proceeds from the PIPE Investment, (iii) the entry by Advantage Sales & Marketing, Inc. (“ASM”), a wholly owned subsidiary of the Company, into (a) the New Revolving Credit Facility, which permits borrowing in an aggregate principal amount of up to $400.0 million, subject to borrowing base capacity, of which $100.0 million of principal amount was borrowed as of October 28, 2020, and (b) the New Credit Facility in an aggregate principal amount of $1.325 billion, and (iv) the issuance by FinCo of $775.0 million aggregate principal amount of Senior Secured Notes.

The Merger will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Conyers Park will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the current stockholder of the Company, Topco, having a relative majority of the voting power of the combined entity, the operations of the Company prior to the Merger comprising the only ongoing operations of the combined entity, and senior management of the Company comprising the senior management of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity will represent a continuation of the financial statements of the Company with the acquisition being treated as the equivalent of the Company issuing stock for the net assets of Conyers Park, accompanied by a recapitalization. The net assets of Conyers Park will be stated at historical cost, with no goodwill or other intangible assets recorded.

The following table presents the calculation of adjusted basic and diluted net income (loss) per share for the periods indicated, based on the weighted-average number of shares outstanding from January 1, 2020 through September 30, 2020, after giving effect to the Transactions, the redemption of public shares as described above, and the consummation of the PIPE Investment.

(in thousands, except share and per share data)	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Numerator:
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$35,949	$(23,163)

Denominator:
As adjusted weighted-average number of Class A common stock shares outstanding, basic and diluted	313,425,182	313,425,182

Net income (loss) per share, as adjusted	$0.11	$(0.07)

18. Subsequent Events

Subsequent to December 31, 2019, the Company completed three business acquisitions in the United States, which were two sales agencies and a marketing agency. The aggregate cash paid for these consummated acquisitions was $50.7 million. The purchase agreements related to those acquisitions included contingent consideration with a maximum payment outcome of $45.8 million and holdback of $3.5 million. For certain business acquisitions, management has not yet completed the evaluation of the allocation of total consideration to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition as it is impracticable to provide as of the date of this filing.

On March 11, 2020 the World Health Organization declared a novel strain of coronavirus (“COVID-19”) a global pandemic and recommended containment and mitigation measures worldwide. As of the date of this filing, as a result of the COVID-19 pandemic and the related containment and mitigation measures, the Company has encountered adverse effects on certain of its business operations including the temporary termination of certain in-store demonstration services as well as reduced demand for other services. In response to these business disruptions, the Company has taken several actions including reducing certain of its discretionary expenditures, eliminating non-essential travel and terminating, furloughing or instituting pay reductions and deferrals for some of its employees. At this time, the Company cannot reasonably estimate the length or severity of this pandemic, or the extent to which the disruption may adversely impact its consolidated financial position, consolidated results of operations, and consolidated cash flows in fiscal 2020.

In response to the COVID-19 pandemic and the related containment and mitigation measures, in March 2020, the Company increased its borrowings by $80.0 million of borrowing under the Series A Revolving Credit Facility as a precautionary measure to increase its cash position, preserve financial flexibility and maintain liquidity. The Company does not have any current intentions for the borrowings however, in accordance with the terms of the Series A Revolving Credit Facility, may use the borrowings in the future for working capital, general corporate or other purposes permitted thereunder. The Series A Revolving Credit Facility matures on April 23, 2021 and the Company’s First and Second Lien Term Loans mature in July 2021 and July 2022, respectively. The uncertainty around the duration and impacts of the COVID-19 outbreak may also adversely impact the Company’s ability to refinance these debt obligations in the future on favorable terms.

On April 1, 2020, the Company signed a term sheet with a lender related to an accounts receivable securitization program, in which the Company will maintain effective control over the receivables.

The Company has completed an evaluation of all subsequent events through April 22, 2020, the date its consolidated financial statements were originally available to be issued.

Predecessor Company
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 8 — Subsequent Events Subsequent to September 30, 2020, the Company withdrew $1,000,000 from the interest earned on the funds held in the Trust Account for working capital purposes.